Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Earnings Per Share (Detail) ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	$ 1,805	¥ 12,396	¥ 7,949	$ 3,711	¥ 25,492	¥ 14,141
Accretion of the redeemable noncontrolling interests	0	0	466	(19)	(128)	(173)
Net income available to ordinary shareholders	$ 1,805	¥ 12,396	¥ 8,415	$ 3,692	¥ 25,364	¥ 13,968